FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting rules have established a fair value hierarchy that requires the use of observable inputs when measuring fair value, but allows for unobservable inputs when observable inputs do not exist. The following provides a description of the three levels of inputs used to measure fair value and the types of Plan investments.
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan can access at the measurement date.
Common Stock and Mutual Funds — These investments are valued using quoted prices in an active market. Units of registered investment companies are public investment securities valued using the readily determinable fair value (RDFV) provided by the Trustee. The fair value per share for these funds are published and are the basis for current transactions.
Level 2: Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
Common Collective Trusts — These investments are comprised of debt, equity, and other securities and are valued using the RDFV provided by trustees of the funds. The fair value per share of these funds are published and are the basis for current transactions.
Level 3: Unobservable inputs for the asset or liability.
The Plan has no Level 3 investments.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the measurement date.
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value at December 31, 2025 (in thousands):

	Fair value	Level 1	Level 2
Investments in the Master Trust
Mutual funds	$188,455	$188,455
Common collective trusts	1,080,737		$1,080,737
Unisys Common Stock Fund	3,797	3,797
Total investments in the Master Trust at fair value	$1,272,989	$192,252	$1,080,737
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value at December 31, 2024 (in thousands):

	Fair value	Level 1	Level 2
Investments in the Master Trust
Mutual funds	$499,377	$499,377
Common collective trusts	707,992		$707,992
Unisys Common Stock Fund	7,528	7,528
Total investments in the Master Trust at fair value	$1,214,897	$506,905	$707,992